Intangible assets - Intangible Assets (Details) - EUR (€) € in Thousands			1 Months Ended					12 Months Ended
	Dec. 11, 2020	Feb. 05, 2014	Oct. 31, 2020	Jun. 30, 2020	Apr. 30, 2020	Jun. 30, 2019	Apr. 30, 2016	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period								€ 96,968	[1]	€ 84,529		€ 46,192
Acquisitions								264		59		44,206
Disposals								0		0		64
Transfers								0		(139)		0
Depreciation								(11,099)		(14,502)		(5,805)
Additional considerations								3,685		27,020
Impairment of intangible assets								(43,529)		0	[2]	0
Intangible assets other than goodwill at end of period								46,289		96,968	[1]	84,529
Purchase of intangible assets								10,375		64,130	[3]	556
Accrued receivables excluding rebates								0		691		5,539
Lumoxiti, with AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Depreciation								(3,746)		(2,730)
Impairment of intangible assets	€ (43,500)							(43,529)
Purchase of intangible assets												43,501
Accrued receivables excluding rebates												13,050
Consideration paid (received)										6,455
2014 Novo Nordisk A/S monalizumab agreement
Disclosure of detailed information about intangible assets [line items]
Additional considerations			€ 1,000
Intangible assets other than goodwill at end of period		€ 7,000						5,100
Purchase of intangible assets		€ 2,000					€ 6,500					13,050
AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Consideration paid (received)										13,565
Monalizumab agreement
Disclosure of detailed information about intangible assets [line items]
Depreciation								(2,844)		(4,792)
IPH5201
Disclosure of detailed information about intangible assets [line items]
Depreciation								(4,314)		(6,831)
Agreement with Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Additional considerations				€ 185	€ 2,500			2,685
Purchased licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period								56,851		44,184		6,013
Acquisitions								0		0		43,801
Disposals								0		0		0
Transfers								0		0		0
Depreciation								(10,904)		(14,353)		(5,630)
Additional considerations								3,685		27,020
Impairment of intangible assets								(43,529)
Intangible assets other than goodwill at end of period								6,103		56,851		44,184
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period								116		345		179
Acquisitions								264		59		405
Disposals								0		0		64
Transfers								0		(139)		0
Depreciation								(195)		(149)		(175)
Additional considerations								0		0
Impairment of intangible assets								0
Intangible assets other than goodwill at end of period								185		116		345
In progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period								40,000		40,000		40,000
Acquisitions								0		0		0
Disposals								0		0		0
Transfers								0		0		0
Depreciation								0		0		0
Additional considerations								0		0
Impairment of intangible assets								0
Intangible assets other than goodwill at end of period								40,000		40,000		€ 40,000
IPH5201 (Anti-CD39) rights acquired from Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period								€ 1,800
Intangible assets other than goodwill at end of period										€ 1,800
Purchase of intangible assets						€ 7,000

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[3]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.